Expenses for shipping activities and other expenses from operating activities - General administrative expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (10,342)	$ (8,272)	$ (7,566)
Social security costs	(1,204)	(1,242)	(1,295)
Provision for employee benefits (Note 18)	140	205	687
Cash-settled share-based payments (Note 24)	0	2,973	(548)
Equity-settled share-based payments (Note 24)	(3,945)	(2,411)	(761)
Other employee benefits	(1,047)	(919)	(1,000)
Employee benefits	(16,398)	(9,666)	(10,482)
Administrative expenses	(42,766)	(37,955)	(18,355)
Tonnage Tax	(3,586)	(4,343)	(3,346)
Claims	(76)	0	(452)
Provisions	294	262	227
Total general and administrative expenses	$ (62,532)	$ (51,702)	$ (32,408)
Average number of full time equivalents (shore staff including shipmanagement) | employee	198.47	192.81	189.05